UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03-31-2006
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             4-27-2006
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          117
                                         -----------

Form 13F Information Table Value Total:  $   126,481
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:   ITEM 6:       ITEM 7:    ITEM 8:
                                                 CUSIP          FAIR MARKET               INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS    NUMBER         VALUE           SHARES    DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------    ------         -----------     ------    ----------    --------   ---------
Peabody Energy Corporation     COMMON STOCK                       7,058,912     140,030     SOLE          SOLE        SOLE
Exxon Mobil Corporation        COMMON STOCK      91927806         5,114,188      84,032     SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK      785688102        4,299,075      98,332     SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK      742718109        3,048,108      52,891     SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                       2,928,748      36,055     SOLE          SOLE        SOLE
AllianceBernstein Holding LP   COMMON STOCK      18548107         2,740,100      41,360     SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK      421946104        2,523,711      67,515     SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK      17275R102        2,416,747     111,525     SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                       2,333,995      14,870     SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                       2,245,945      34,284     SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                       2,186,963      25,315     SOLE          SOLE        SOLE
United Technologies            COMMON STOCK      913017109        2,176,774      37,550     SOLE          SOLE        SOLE
General Electric               COMMON STOCK      369604103        2,090,000      60,092     SOLE          SOLE        SOLE
Equity Office Pptys Tst        COMMON STOCK                       2,015,807      60,030     SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106         1,953,626      65,295     SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105        1,877,148      45,840     SOLE          SOLE        SOLE
Ebay Inc                       COMMON STOCK                       1,827,930      46,870     SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK      594918104        1,814,907      66,700     SOLE          SOLE        SOLE
Bank of America Corp           COMMON STOCK                       1,801,471      39,558     SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK      729251108        1,771,901      47,980     SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK      910581107        1,694,513      30,335     SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                       1,672,694      27,345     SOLE          SOLE        SOLE
AT&T Inc.                      COMMON STOCK                       1,611,368      59,592     SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK      32511107         1,572,726      15,570     SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                       1,470,932      34,440     SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101        1,403,529      29,926     SOLE          SOLE        SOLE
XTO Energy Inc                 COMMON STOCK                       1,391,626      31,940     SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                       1,379,148      19,463     SOLE          SOLE        SOLE
Jacobs Engineering Group       COMMON STOCK                       1,373,528      15,835     SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                       1,368,810      44,879     SOLE          SOLE        SOLE
Nokia Corp                     COMMON STOCK      654902204        1,361,926      65,730     SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                       1,358,841      20,931     SOLE          SOLE        SOLE
Hospitality Pptys TRUST        COMMON STOCK                       1,338,267      30,645     SOLE          SOLE        SOLE
Qualcomm Inc                   COMMON STOCK                       1,310,293      25,890     SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK      166741100        1,266,368      21,845     SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK      949746101        1,215,063      19,024     SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                       1,177,015      28,165     SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                       1,130,583      13,724     SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                       1,118,903      27,875     SOLE          SOLE        SOLE
BHP Billiton                   COMMON STOCK      88606108         1,097,668      27,545     SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108        1,096,921      44,572     SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                       1,059,499      21,430     SOLE          SOLE        SOLE
Best Buy Inc                   COMMON STOCK                       1,029,084      18,400     SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK      458140100        1,026,943      52,772     SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK      172967101        1,012,989      21,448     SOLE          SOLE        SOLE
Applied Materials Inc          COMMON STOCK      3822105            995,706      56,865     SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK      997134101          981,274      16,980     SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK      55622104           970,882      14,083     SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK      291011104          968,435      11,580     SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK      437076102          942,613      22,284     SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                         923,708      50,893     SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                         922,107      11,370     SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                         894,465      30,580     SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK      293562104          885,600      12,300     SOLE          SOLE        SOLE
Quest Diagnostic Inc           COMMON STOCK                         882,104      17,195     SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK      13817101           878,142      28,735     SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK      872540109          855,304      16,445     SOLE          SOLE        SOLE
Dell Computer Corp             COMMON STOCK      247025109          839,678      28,215     SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                         820,903      13,716     SOLE          SOLE        SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                         813,923       9,715     SOLE          SOLE        SOLE
McGraw Hill Cos Inc            COMMON STOCK                         811,002      14,075     SOLE          SOLE        SOLE
Caterpillar Inc.               COMMON STOCK      149123101          776,266      10,810     SOLE          SOLE        SOLE
Halliburton                    COMMON STOCK      406216101          772,917      10,585     SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                         766,233      16,220     SOLE          SOLE        SOLE
BJ Services                    COMMON STOCK      55482103           761,546      22,010     SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK      585055106          756,429      14,905     SOLE          SOLE        SOLE
3M Company                     COMMON STOCK      604059105          723,899       9,564     SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK      2824100            710,013      16,718     SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                         702,685      12,917     SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                         697,140       3,600     SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                         669,760      18,200     SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK      478160104          659,533      11,137     SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK      931422109          659,242      15,285     SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102          626,314       9,265     SOLE          SOLE        SOLE
Southern Company               COMMON STOCK      842587107          621,811      18,975     SOLE          SOLE        SOLE
EMC Corp Mass                  COMMON STOCK      268648102          610,351      44,780     SOLE          SOLE        SOLE
Vodafone ADR                   COMMON STOCK      92857T107          604,742      28,935     SOLE          SOLE        SOLE
Cardinal Health                COMMON STOCK      14149Y108          595,787       7,995     SOLE          SOLE        SOLE
FedEx Corp                     COMMON STOCK                         587,853       5,205     SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                         579,069     243,000     SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK      264399106          578,045      19,830     SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK      717081103          574,431      23,051     SOLE          SOLE        SOLE
Nabors Industries Ltd          COMMON STOCK                         550,450       7,690     SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                         547,651       7,818     SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                         533,273       8,335     SOLE          SOLE        SOLE
Time Warner Inc.               COMMON STOCK      887317105          504,976      30,076     SOLE          SOLE        SOLE
Ecolab Inc                     COMMON STOCK                         503,667      13,185     SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK      26874107           488,736       7,395     SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK      428236103000       486,427      14,785     SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                         471,785      13,365     SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK      731068102          426,386       7,815     SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                         416,571      12,877     SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK      80685718001        412,871       3,262     SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                         374,008       8,435     SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK      254687106          367,785      13,187     SOLE          SOLE        SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                         360,950      25,066     SOLE          SOLE        SOLE
Johnson Controls Inc           COMMON STOCK                         324,980       4,280     SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK      191216100          317,040       7,572     SOLE          SOLE        SOLE
American Express Company       COMMON STOCK      25816109           315,300       6,000     SOLE          SOLE        SOLE
Ultra Petroleum Corp           COMMON STOCK                         311,550       5,000     SOLE          SOLE        SOLE
Arthur J Gallagher & Co        COMMON STOCK                         311,472      11,200     SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK      92343V104          304,020       8,926     SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                         302,520       4,000     SOLE          SOLE        SOLE
First Data Corporation         COMMON STOCK                         295,434       6,310     SOLE          SOLE        SOLE
Merck & Co.                    COMMON STOCK      58933107           280,889       7,973     SOLE          SOLE        SOLE
Costco Companies Inc           COMMON STOCK                         251,032       4,635     SOLE          SOLE        SOLE
Starbuck's                     COMMON STOCK      8552441            247,681       6,582     SOLE          SOLE        SOLE
Omnicom Group Inc              COMMON STOCK      681919106          233,849       2,809     SOLE          SOLE        SOLE
IBM                            COMMON STOCK      459200101          232,730       2,822     SOLE          SOLE        SOLE
Forest Laboratories Inc.       COMMON STOCK      345838106          232,076       5,200     SOLE          SOLE        SOLE
Wilmington Trust Corp          COMMON STOCK      915298103          225,420       5,200     SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                         218,257       8,150     SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                         217,920       8,000     SOLE          SOLE        SOLE
Mylan Labs Inc.                COMMON STOCK      628530107          210,460       8,994     SOLE          SOLE        SOLE
Galaxy Energy Corp             COMMON STOCK                          17,920      16,000     SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                               5      50,000     SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                               0      35,000     SOLE          SOLE        SOLE